Related party transactions - Directors' remuneration (Details) - USD ($) $ in Thousands	6 Months Ended		12 Months Ended
	Jun. 30, 2023	Jun. 30, 2022	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Disclosure of transactions between related parties [line items]
Remuneration	$ 1,246	$ 2,362	$ 3,233	$ 3,736	$ 557
Director
Disclosure of transactions between related parties [line items]
Remuneration	405	560	1,153	902	338
Short-term employee benefits	405	425
Share-based payments		135	209	32
Other Members of Key Managerial Personnel
Disclosure of transactions between related parties [line items]
Remuneration	841	1,802	2,080	2,834	$ 219
Short-term employee benefits	645	874
Share-based payments	$ 196	$ 928	$ 1,263	$ 1,439